Revenue and segment analysis (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Summary of Analysis by Business Segment

ANALYSIS BY BUSINESS SEGMENT	Revenue			Adjusted operating profit
	2021 £m	2020 £m	2019 £m	2021 £m	2020 £m	2019 £m
Risk	2,474	2,417	2,316	915	894	853
Scientific, Technical & Medical	2,649	2,692	2,637	1,001	1,021	982
Legal	1,587	1,639	1,652	326	330	330
Exhibitions*	534	362	1,269	10	(164)	331
Sub-total	7,244	7,110	7,874	2,252	2,081	2,496
Unallocated items**	–	–	–	(42)	(5)	(5)
Total	7,244	7,110	7,874	2,210	2,076	2,491

*	Exceptional costs excluded from adjusted operating profit in 2020 are disclosed on page 147.

**	Includes a £35m one-off charge relating to reductions in our corporate real estate footprint.

Summary of Classification of Revenue

2021	Risk	Scientific, Technical & Medical	Legal	Exhibitions	Total
Revenue by geographical market
North America	1,957	1,215	1,049	100	4,321
Europe*	342	602	341	187	1,472
Rest of world	175	832	197	247	1,451
Total revenue	2,474	2,649	1,587	534	7,244

Revenue by format
Electronic	2,453	2,334	1,385	58	6,230
Face-to-face	13	2	9	476	500
Print	8	313	193	–	514
Total revenue	2,474	2,649	1,587	534	7,244

Revenue by type
Subscriptions	989	1,970	1,255	–	4,214
Transactional	1,485	679	332	534	3,030
Total revenue	2,474	2,649	1,587	534	7,244

*	Europe includes revenue of £476m from the United Kingdom (2020: £464m; 2019: £529m).

2020	Risk	Scientific, Technical & Medical	Legal	Exhibitions	Total
Revenue by geographical market
North America	1,921	1,224	1,119	43	4,307
Europe	327	621	338	83	1,369
Rest of world	169	847	182	236	1,434
Total revenue	2,417	2,692	1,639	362	7,110

Revenue by format
Electronic	2,387	2,326	1,422	44	6,179
Face-to-face	19	1	7	318	345
Print	11	365	210	–	586
Total revenue	2,417	2,692	1,639	362	7,110

Revenue by type
Subscriptions	944	2,048	1,287	–	4,279
Transactional	1,473	644	352	362	2,831
Total revenue	2,417	2,692	1,639	362	7,110

2019	Risk	Scientific, Technical & Medical	Legal	Exhibitions	Total
Revenue by geographical market
North America	1,843	1,182	1,118	248	4,391
Europe	317	635	340	508	1,800
Rest of world	156	820	194	513	1,683
Total revenue	2,316	2,637	1,652	1,269	7,874

Revenue by format
Electronic	2,264	2,214	1,400	51	5,929
Face-to-face	25	8	9	1,218	1,260
Print	27	415	243	–	685
Total revenue	2,316	2,637	1,652	1,269	7,874

Revenue by type
Subscriptions	872	1,970	1,287	–	4,129
Transactional	1,444	667	365	1,269	3,745
Total revenue	2,316	2,637	1,652	1,269	7,874

Summary of Analysis of Revenue by Geographical Origin

ANALYSIS OF REVENUE BY GEOGRAPHICAL ORIGIN	2021 £m	2020 £m	2019 £m
North America	4,204	4,192	4,308
Europe	2,547	2,436	2,832
Rest of world	493	482	734
Total	7,244	7,110	7,874

Summary of Analysis by Business Segment Expenditure

ANALYSIS BY BUSINESS SEGMENT	Expenditure on
	acquired goodwill and			Capital expenditure			Amortisation of acquired			Total depreciation and
	intangible assets			additions			intangible assets			other amortisation
	2021 £m	2020 £m	2019 £m	2021 £m	2020 £m	2019 £m	2021 £m	2020 £m	2019 £m	2021 £m	2020 £m	2019 £m
Risk	208	822	47	83	93	96	186	192	170	93	98	89
Scientific, Technical & Medical	58	169	65	87	94	104	63	65	62	144	148	136
Legal	12	–	139	145	153	155	27	68	24	220	210	178
Exhibitions	9	6	251	24	24	26	22	51	39	30	73	41
Total	287	997	502	339	364	381	298	376	295	487	529	444

Summary of Analysis of Non-current Assets by Geographical Location

ANALYSIS OF NON-CURRENT ASSETS BY GEOGRAPHICAL LOCATION	2021 £m	2020 £m	2019 £m
North America	8,657	8,940	8,365
Europe	2,123	2,058	2,156
Rest of world	413	418	481
Total	11,193	11,416	11,002

Summary of Reconciliation of Operating Profit to Adjusted Operating Profit

RECONCILIATION OF OPERATING PROFIT TO ADJUSTED OPERATING PROFIT	2021 £m	2020 £m	2019 £m
Operating profit	1,884	1,525	2,101
Adjustments:
Amortisation of acquired intangible assets	298	376	295
Acquisition-related items	21	(12)	84
Reclassification of tax in joint ventures	7	5	12
Reclassification of finance income in joint ventures	–	(1)	(1)
Exceptional costs in Exhibitions	–	183	–
Adjusted operating profit	2,210	2,076	2,491